U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
                     The Biltmore Funds
                    Federated Investors
                 Federated Investors Tower
            Pittsburgh, Pennsylvania 15222-3779


2. Name of each series or class of funds for which this notice is filed:
      Biltmore Money Market Fund
      Biltmore Tax-Free Money Market Fund
      Biltmore U.S. Treasury Money Market Fund
      Biltmore Balanced Fund
      Biltmore Equity Fund
      Biltmore Equity Index Fund
      Biltmore Fixed Income Fund
      Biltmore Short-Term Fixed Income Fund
      Biltmore Special Values Fund
      Biltmore Quantitative Equity Fund
      Biltmore Prime Cash Management Fund
      Biltmore Emerging Markets Fund

3.   Investment Company Act File Number:          811-6504

     Securities Act File Number:                  33-44590


4.   Last day of fiscal year for which this notice is filed:
     November 30, 1995


5.   Check box if this notice is being filed more than 180
     days after the close of the issuer's fiscal year for
     purposes of reporting securities sold after the close
     of the fiscal year but before termination of the
     issuer's 24f-2 declaration:
                                                  [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities
     Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                        -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                        -0-

9.   Number and aggregate sale price of securities sold
     during the fiscal year (includes DRIP shares):
                                  3,785,315,625;
                                 $4,106,552,718



10.  Number and aggregate sale price of securities sold
     during the fiscal year in reliance upon registration
     pursuant to rule 24f-2:
                                  3,785,315,625;
                                 $4,106,552,718

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold during the
          fiscal
          year in reliance on rule 24f-2 (from Item 10): $
                                             4,106,552,718
     (ii) Aggregate price of shares issued in connection
          with
          dividend reimbursement plans
          (from Item 11, if applicable)      +
     (iii)                                   Aggregate
          price of shares redeemed or repurchased
          during the fiscal year (if applicable)         -
                                             3,775,456,633
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable)         +
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
          (i), plus
          line (ii), less line (iii), plus line (iv)] (if
          applicable):                         331,096,085
     (vi) Multiplier prescribed by Section 6(b) of the
          Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):             x      1/2900
     (vii)                                   Fee due [line
          (i) or line (v) multiplied by line (vi)]:      $
                                             114,171

Instruction:                                   Issuers
          should complete lines (ii), (iii), (iv), and (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See
          Instruction C.3.

13.  Check box if fees are being remitted to the
     Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures
     (17 CFR 202.3a).
                                                  [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                          January 16, 1996


                         SIGNATURES

This report has been signed below by the following persons

on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Gail Cagney
                    Gail Cagney
                    Assistant Secretary

Date:               January 16, 1996

 *  Please print the name and title of the signing officer
                    below the signature.



                       CONVERSION OF NET REDEMPTIONS ON
                             FORM 24F-2 TO FILING
                               UNDER RULE 24e-2


When a negative amount appears on line 12 - Calculation of registration fee,
(v), the following calculation should be made to determine the share information needed to file under Rule 24e-2:



1.Total redemptions (per annual report)


2.Less:
  (i)                                Line 10 - Form 24F-2 (share amount)

  (ii)                               Line 11 - Form 24F-2 (share amount)

     Total number of securities sold during
     the period pursuant to Rule 24f-2


3.Shares available to register under Rule 24e-2        (a)


4.Fund's Current Net Asset Value        $              (b)


5.Multiply: Shares available to register under Rule 24e-2 by the fund's current net asset value (a x b) to obtain Proposed